Securities	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Securities
Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2017, Dec. 31, 2016 and Dec. 31, 2015, respectively.

Securities at Dec. 31, 2017		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$15,159	$264	$160	$15,263
U.S. government agencies	917	1	10	908
State and political subdivisions	2,949	31	23	2,957
Agency RMBS	24,002	108	291	23,819
Non-agency RMBS	454	36	3	487
Other RMBS	152	3	6	149
Commercial MBS	1,360	6	6	1,360
Agency commercial MBS	8,793	36	67	8,762
CLOs	2,898	12	1	2,909
Other asset-backed securities	1,040	3	—	1,043
Foreign covered bonds	2,520	18	9	2,529
Corporate bonds	1,249	17	11	1,255
Sovereign debt/sovereign guaranteed	12,405	175	23	12,557
Other debt securities	3,494	9	12	3,491
Money market funds	963	—	—	963
Non-agency RMBS (a)	811	281	1	1,091
Total securities available-for-sale (b)	$79,166	$1,000	$623	$79,543
Held-to-maturity:
U.S. Treasury	$9,792	$6	$56	$9,742
U.S. government agencies	1,653	—	12	1,641
State and political subdivisions	17	—	1	16
Agency RMBS	26,208	51	332	25,927
Non-agency RMBS	57	5	—	62
Other RMBS	65	—	1	64
Commercial MBS	6	—	—	6
Agency commercial MBS	1,324	2	9	1,317
Foreign covered bonds	84	2	—	86
Sovereign debt/sovereign guaranteed	1,593	30	—	1,623
Other debt securities	28	—	—	28
Total securities held-to-maturity	$40,827	$96	$411	$40,512
Total securities	$119,993	$1,096	$1,034	$120,055

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $50 million and gross unrealized losses of $144 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2016		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$14,373	$115	$181	$14,307
U.S. government agencies	366	2	9	359
State and political subdivisions	3,392	38	52	3,378
Agency RMBS	22,929	148	341	22,736
Non-agency RMBS	620	31	13	638
Other RMBS	517	4	8	513
Commercial MBS	931	8	11	928
Agency commercial MBS	6,505	28	84	6,449
CLOs	2,593	6	1	2,598
Other asset-backed securities	1,729	4	6	1,727
Foreign covered bonds	2,126	24	9	2,141
Corporate bonds	1,391	22	17	1,396
Sovereign debt/sovereign guaranteed	12,248	261	20	12,489
Other debt securities	1,952	19	10	1,961
Equity securities	2	1	—	3
Money market funds	842	—	—	842
Non-agency RMBS (a)	1,080	286	9	1,357
Total securities available-for-sale (b)	$73,596	$997	$771	$73,822
Held-to-maturity:
U.S. Treasury	$11,117	$22	$41	$11,098
U.S. government agencies	1,589	—	6	1,583
State and political subdivisions	19	—	1	18
Agency RMBS	25,221	57	299	24,979
Non-agency RMBS	78	4	2	80
Other RMBS	142	—	4	138
Commercial MBS	7	—	—	7
Agency commercial MBS	721	1	10	712
Foreign covered bonds	74	1	—	75
Sovereign debt/sovereign guaranteed	1,911	42	—	1,953
Other debt securities	26	—	—	26
Total securities held-to-maturity	$40,905	$127	$363	$40,669
Total securities	$114,501	$1,124	$1,134	$114,491

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $62 million and gross unrealized losses of $190 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2015		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,693	$175	$36	$12,832
U.S. government agencies	386	2	1	387
State and political subdivisions	3,968	91	13	4,046
Agency RMBS	23,549	239	287	23,501
Non-agency RMBS	782	31	20	793
Other RMBS	1,072	10	21	1,061
Commercial MBS	1,400	8	16	1,392
Agency commercial MBS	4,031	24	35	4,020
CLOs	2,363	1	13	2,351
Other asset-backed securities	2,909	1	17	2,893
Foreign covered bonds	2,125	46	3	2,168
Corporate bonds	1,740	26	14	1,752
Sovereign debt/sovereign guaranteed	13,036	211	30	13,217
Other debt securities	2,732	46	3	2,775
Equity securities	3	1	—	4
Money market funds	886	—	—	886
Non-agency RMBS (a)	1,435	362	8	1,789
Total securities available-for-sale (b)	$75,110	$1,274	$517	$75,867
Held-to-maturity:
U.S. Treasury	$11,326	$25	$51	$11,300
U.S. government agencies	1,431	—	6	1,425
State and political subdivisions	20	—	1	19
Agency RMBS	26,036	134	205	25,965
Non-agency RMBS	118	5	2	121
Other RMBS	224	1	10	215
Commercial MBS	9	—	—	9
Agency commercial MBS	503	—	9	494
Foreign covered bonds	76	—	—	76
Sovereign debt/sovereign guaranteed	3,538	22	11	3,549
Other debt securities	31	—	—	31
Total securities held-to-maturity	$43,312	$187	$295	$43,204
Total securities	$118,422	$1,461	$812	$119,071

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $84 million and gross unrealized losses of $248 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

The following table presents the realized gains, losses and impairments, on a gross basis.

Net securities gains (losses)
(in millions)	2017	2016	2015
Realized gross gains	$47	$86	$90
Realized gross losses	(40)	(4)	(2)
Recognized gross impairments	(4)	(7)	(5)
Total net securities gains	$3	$75	$83

In 2017, other RMBS with an aggregate amortized cost of $74 million and fair value of $76 million were transferred from held-to-maturity securities to available-for-sale securities. Due to recent ratings downgrades, the Company no longer intends to hold these securities to maturity.

In 2015, Agency MBS, sovereign debt and U.S. Treasury securities with an aggregate amortized cost of $11.6 billion and fair value of $11.6 billion were transferred from available-for-sale securities to held-to-maturity securities. Additionally, in 2013, Agency RMBS securities with an amortized cost of $7.3 billion and fair value of $7.0 billion were transferred from available-for-sale securities to held-to-maturity securities. These actions, in addition to realizing gains on the sales of securities, are expected to mute the impact to our accumulated other comprehensive income in the event of a rise in interest rates.

Temporarily impaired securities

At Dec. 31, 2017, the unrealized losses on the investment securities portfolio were primarily attributable to an increase in interest rates from date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred. Specifically, $144 million of the unrealized losses at Dec. 31, 2017 and $190 million at Dec. 31, 2016 reflected in the available-for-sale sections of the tables below relate to certain securities (primarily Agency RMBS) that were transferred in prior periods from available-for-sale to held-to-maturity. The unrealized losses will be amortized into net interest revenue over the contractual lives of the securities. The transfer created a new cost basis for the securities. As a result, if these securities have experienced unrealized losses since the date of transfer, the corresponding fair value and unrealized losses would be reflected in the held-to-maturity sections of the following tables. We do not intend to sell these securities and it is not more likely than not that we will have to sell these securities.

The following tables show the aggregate fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more at Dec. 31, 2017 and Dec. 31, 2016, respectively.

Temporarily impaired securities at Dec. 31, 2017	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$7,429	$131	$2,175	$29	$9,604	$160
U.S. government agencies	588	6	160	4	748	10
State and political subdivisions	732	3	518	20	1,250	23
Agency RMBS	8,567	66	5,834	225	14,401	291
Non-agency RMBS	13	—	137	3	150	3
Other RMBS	71	4	45	2	116	6
Commercial MBS	476	3	122	3	598	6
Agency commercial MBS	3,077	28	1,332	39	4,409	67
CLOs	260	1	—	—	260	1
Foreign covered bonds	953	7	116	2	1,069	9
Corporate bonds	274	2	288	9	562	11
Sovereign debt/sovereign guaranteed	1,880	12	559	11	2,439	23
Other debt securities	1,855	7	368	5	2,223	12
Non-agency RMBS (a)	7	—	12	1	19	1
Total securities available-for-sale (b)	$26,182	$270	$11,666	$353	$37,848	$623
Held-to-maturity:
U.S. Treasury	$6,389	$41	$2,909	$15	$9,298	$56
U.S. government agencies	791	4	850	8	1,641	12
State and political subdivisions	—	—	4	1	4	1
Agency RMBS	9,458	81	12,305	251	21,763	332
Other RMBS	—	—	50	1	50	1
Agency commercial MBS	737	7	60	2	797	9
Total securities held-to-maturity	$17,375	$133	$16,178	$278	$33,553	$411
Total temporarily impaired securities	$43,557	$403	$27,844	$631	$71,401	$1,034

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for 12 months or more of $144 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Temporarily impaired securities at Dec. 31, 2016	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$8,489	$181	$—	$—	$8,489	$181
U.S. government agencies	257	9	—	—	257	9
State and political subdivisions	1,058	33	131	19	1,189	52
Agency RMBS	14,766	141	1,673	200	16,439	341
Non-agency RMBS	21	—	332	13	353	13
Other RMBS	26	—	136	8	162	8
Commercial MBS	302	7	163	4	465	11
Agency commercial MBS	3,570	78	589	6	4,159	84
CLOs	443	1	404	—	847	1
Other asset-backed securities	276	1	357	5	633	6
Foreign covered bonds	712	9	—	—	712	9
Corporate bonds	594	16	7	1	601	17
Sovereign debt/sovereign guaranteed	1,521	20	63	—	1,584	20
Other debt securities	742	10	50	—	792	10
Non-agency RMBS (a)	25	—	47	9	72	9
Total securities available-for-sale (b)	$32,802	$506	$3,952	$265	$36,754	$771
Held-to-maturity:
U.S. Treasury	$6,112	$41	$—	$—	$6,112	$41
U.S. government agencies	1,533	6	—	—	1,533	6
State and political subdivisions	—	—	4	1	4	1
Agency RMBS	19,498	297	102	2	19,600	299
Non-agency RMBS	4	—	48	2	52	2
Other RMBS	15	—	123	4	138	4
Agency commercial MBS	621	10	—	—	621	10
Total securities held-to-maturity	$27,783	$354	$277	$9	$28,060	$363
Total temporarily impaired securities	$60,585	$860	$4,229	$274	$64,814	$1,134

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for 12 months or more of $190 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio.

Maturity distribution and yield on investment securities at Dec. 31, 2017	U.S. Treasury		U.S. government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$1,862	1.05%	$—	—%	$395	2.54%	$4,524	1.00%	$—	—%	$6,781
Over 1 through 5 years	7,048	1.75	263	1.75	1,567	3.20	12,414	0.99	—	—	21,292
Over 5 through 10 years	2,809	2.03	645	2.51	793	3.22	2,693	0.81	—	—	6,940
Over 10 years	3,544	3.11	—	—	202	2.55	201	1.64	—	—	3,947
Mortgage-backed securities	—	—	—	—	—	—	—	—	35,668	2.88	35,668
Asset-backed securities	—	—	—	—	—	—	—	—	3,952	2.41	3,952
Equity securities (b)	—	—	—	—	—	—	—	—	963	—	963
Total	$15,263	2.03%	$908	2.29%	$2,957	3.07%	$19,832	0.98%	$40,583	2.77%	$79,543
Securities held-to-maturity:
One year or less	$5,064	0.97%	$531	1.07%	$—	—%	$710	0.60%	$—	—%	$6,305
Over 1 through 5 years	3,321	1.71	1,122	1.62	2	6.89	457	0.46	—	—	4,902
Over 5 through 10 years	1,407	1.92	—	—	1	6.84	538	0.85	—	—	1,946
Over 10 years	—	—	—	—	14	5.32	—	—	—	—	14
Mortgage-backed securities	—	—	—	—	—	—	—	—	27,660	2.80	27,660
Total	$9,792	1.36%	$1,653	1.45%	$17	5.63%	$1,705	0.64%	$27,660	2.80%	$40,827

(a)	Yields are based upon the amortized cost of securities.

(b)	Includes money market funds.
Other-than-temporary impairment

We conduct periodic reviews of all securities to determine whether OTTI has occurred. Such reviews may incorporate the use of economic models. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•
Default rate - the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity - the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. In determining estimated default rate and severity assumptions, we review the performance of the underlying securities, industry studies and market forecasts, as well as our view of the economic outlook affecting collateral. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust that we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2017 and Dec. 31, 2016. See Note 18 for carrying values of these securities.

Projected weighted-average default rates and loss severities
	Dec. 31, 2017		Dec. 31, 2016
	Default rate	Severity	Default rate	Severity
Alt-A	22%	53%	30%	54%
Subprime	38%	66%	49%	70%
Prime	13%	39%	18%	39%

The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2017	2016	2015
Non-agency RMBS	$4	$8	$7
Foreign covered bonds	—	10	2
Agency RMBS	(12)	22	10
U.S. Treasury	(16)	4	45
Other	27	31	19
Total net securities gains	$3	$75	$83

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2017	2016
Beginning balance as of Jan. 1	$88	$91
Add: Initial OTTI credit losses	—	—
Subsequent OTTI credit losses	4	7
Less: Realized losses for securities sold	8	10
Ending balance as of Dec. 31	$84	$88
Pledged assets

At Dec. 31, 2017, BNY Mellon had pledged assets of $111 billion, including $92 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window and $5 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2017 included $96 billion of securities, $13 billion of loans and $2 billion of trading assets.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes. BNY Mellon regularly moves assets in and out of its pledged assets account at the Federal Reserve.

At Dec. 31, 2016, BNY Mellon had pledged assets of $102 billion, including $84 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window. The components of the assets pledged at Dec. 31, 2016 included $87 billion of securities, $8 billion of loans, $4 billion of interest-bearing deposits with banks and $3 billion of trading assets.

At Dec. 31, 2017 and Dec. 31, 2016, pledged assets included $10 billion and $6 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral, including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements on terms which permit us to sell or repledge the securities to others. At Dec. 31, 2017 and Dec. 31, 2016, the market value of the securities received that can be sold or repledged was $86 billion and $50 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2017 and Dec. 31, 2016, the market value of securities collateral sold or repledged was $49 billion and $20 billion, respectively.

Restricted cash and securities

Cash and securities may also be segregated under federal and other regulations or requirements. At Dec. 31, 2017 and Dec. 31, 2016, cash segregated under federal and other regulations or requirements was $2 billion and $3 billion, respectively. Restricted cash is included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated for these purposes were $1 billion at Dec. 31, 2017 and $2 billion at Dec. 31, 2016. Restricted securities were sourced from securities purchased under resale agreements at Dec. 31, 2017 and Dec. 31, 2016 and are included in federal funds sold and securities purchased under resale agreements on the consolidated balance sheet.